Loss Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Profit Loss [Abstract]
Summary of Other Income
a.	Other income
	For the year ended December 31
	2018	2019	2020
ADS issuance contribution	$-	$-	$587,736
Government grants for research and development expenditures	-	-	165,699
Government subsidies	-	-	134,611
Others (Note 17)	187,244	-	-

	$187,244	$-	$888,046

Schedule of Other Gains and Losses
b.	Other gains and losses
	For the year ended December 31
	2018	2019	2020
Net foreign exchange gains (losses)	$95,894	$(135,413)	$(210,647)
(Loss) Gain on disposal of property, plant and equipment	-	(74,195)	968
Net gain(loss) on fair value changes of financial assets and liabilities at fair value through profit or loss	60,004	(46,985)	78,038
Loss on lease modification	-	(64,287)	-
Others	57,345	(6,678)	2,342
	$213,243	$(327,558)	$(129,299)

Summary of Finance costs

c.	Finance costs

	For the year ended December 31
	2018	2019	2020
Interest on government loans	$441,474	$435,684	$431,143
Interest on other long term borrowing	50,430	342,540	342,540
Interest on loans from shareholders	-	73,780	327,324
Interest on loans from related parties	-	13,571	105,899
Interest on lease liabilities	-	36,037	40,425
	$491,904	$901,612	$1,247,331

Schedule of Depreciation and Amortization
d.	Depreciation and amortization

	For the year ended December 31
	2018	2019	2020
Right-of-use assets	$-	$267,948	$265,316
Property, plant and equipment	235,410	173,056	29,757
Computer software	6,355	4,347	2,685
	$241,765	$445,351	$297,758

Schedule of Employee Benefits Expense

e.	Employee benefits expense

	For the year ended December 31
	2018	2019	2020
Short-term benefits	$8,002,069	$5,628,025	$4,539,663
Post-employment benefits (Note 15)	424,157	325,059	200,045
Share-based payments (Note 21)
Equity-settled	451,060	42,511	132,200
Cash-settled	838,677	1,272	213,636
Total employee benefits expense	$9,715,963	$5,996,867	$5,085,544
Employee benefits expense by function
General and administrative expenses	$6,294,470	$4,210,477	$3,856,753
Research and development expenses	3,421,493	1,786,390	1,228,791
	$9,715,963	$5,996,867	$5,085,544